Acquisitions and Other Transactions - Acquisition of Precious Metals Stream on Sibanye Stillwater Limited's Western Limb Mining Operations - South Africa (Details) $ in Millions	Feb. 28, 2025 USD ($) oz
Sibanye-Stillwater Limited's Western Limb Mining Operations
Disclosure of detailed information about business combination [line items]
Purchase price | $	$ 500.0
Percentage of gold from 4E PGM concentrate to be delivered until first threshold ounces met	1.10%
Gold delivery first threshold ounces used to determine the percentage of gold to be paid	87,500
Percentage of gold from 4E PGM concentrate to be delivered until second threshold ounces met	0.75%
Gold delivery second threshold ounces used to determine the percentage of gold to be paid	237,000
Percentage of gold from 4E PGM concentrate to be delivered after second threshold ounces met for remaining life of mine	80.00%
Percentage of platinum concentrate to be delivered until first threshold ounces met	1.00%
Platinum delivery first threshold ounces used to determine the percentage of platinum to be paid	48,000
Percentage of platinum concentrate to be delivered until second threshold ounces met	2.10%
Platinum delivery second threshold ounces used to determine the percentage of platinum to be paid	294,000
Percentage payment on spot prices for gold and platinum ounces delivered	5.00%
Percentage payment on spot prices for gold after second threshold ounces delivery met	10.00%
Gold delivery second threshold ounces used in determining ten percentage payment on spot prices	237,000
Sibanye-Stillwater Pandora Royalty
Disclosure of detailed information about business combination [line items]
Percentage of net profit interest	5.00%
Percentage of net smelter return royalty	1.00%